Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Grant Policies. Executives’ stock options are granted with an exercise price equal to or greater than the fair market value of the Company’s common stock, which is deemed to be the closing price on the date of grant. Equity grants to executives currently are made pursuant to the Company’s 2018 Plan. Equity grants generally consist of a mix of RSRs and/or stock options. For executive-level hires, the award value is established through arm’s-length negotiation at the time of hire, taking into account the executive’s qualifications, experience and competitive market information for similar positions in the biotechnology industry, as well as the current compensation approach of the Company.

Historically, the Compensation Committee approves annual equity awards for employees, including our named executive officers, at its regularly scheduled meeting in March. The Compensation Committee typically approves grants made to new hires, including newly hired executives, on a quarterly basis at regularly scheduled meetings. We do not coordinate equity grants to the timing of releases of material non-public information. During the year ended December 31, 2025, no stock options, stock appreciation rights (“SARs”) or similar instruments were granted within four business days before or one business day after the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information.

Award Timing Method	Executives’ stock options are granted with an exercise price equal to or greater than the fair market value of the Company’s common stock, which is deemed to be the closing price on the date of grant. Equity grants to executives currently are made pursuant to the Company’s 2018 Plan. Equity grants generally consist of a mix of RSRs and/or stock options. For executive-level hires, the award value is established through arm’s-length negotiation at the time of hire, taking into account the executive’s qualifications, experience and competitive market information for similar positions in the biotechnology industry, as well as the current compensation approach of the Company.
Historically, the Compensation Committee approves annual equity awards for employees, including our named executive officers, at its regularly scheduled meeting in March. The Compensation Committee typically approves grants made to new hires, including newly hired executives, on a quarterly basis at regularly scheduled meetings.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not coordinate equity grants to the timing of releases of material non-public information.